Label	Element	Value
IQ Chaikin U.S. Dividend Achievers ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Chaikin U.S. Dividend Achievers ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the Nasdaq Chaikin Power US Dividend Achievers Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which has been developed by Nasdaq, Inc. (the “Index Provider”). The Underlying Index applies a shareholder yield model, an analysis of the price to sales ratio, and the Chaikin Power Gauge®, a quantitative multi-factor model that seeks to identify securities that are expected to outperform peers, to select securities from the Nasdaq US Broad Dividend Achievers Index (the “Parent Index”). The Parent Index is a modified capitalization-weighted index of U.S. securities with at least ten consecutive years of increasing annual regular dividend payments. The Underlying Index is an equally weighted index of small-, mid and large-capitalization securities. As of June 30, 2020, the market capitalization range of the Underlying Index is approximately $597 million to $339 billion. As of June 30, 2020, the primary sectors within the Underlying Index are financials, industrials, consumer staples and consumer discretionary. The composition of the Underlying Index may change over time.

The Underlying Index uses the Chaikin Power Gauge to select securities from the Parent Index. The Chaikin Power Gauge is a multi-factor model that evaluates four primary components:

•

Value component (35% of rating), which uses factors such as long term debt to equity ratio, price to book ratio, and free cash flow to identify companies that are priced at a discount relative to peers;

•

Growth component (20% of rating), which uses factors such as earnings growth, earnings trend, and earnings consistency to identify companies with higher growth potential;

•

Technical component (15% of rating), which uses factors such as price trend, price trend rate of change, and volume trend to identify stocks with strong momentum and price appreciation; and

•

Sentiment component (30% of rating), which uses factors such as earnings estimate trend, short interest, and industry relative strength to identify companies that are expected to outperform peers by informed Wall Street analysts and professionals.

The Chaikin Power Gauge seeks to identify each security’s current potential to outperform or underperform compared with peers.

The Underlying Index also applies a “Shareholder Yield Model” that analyzes dividends paid, net long-term debt issued, share buybacks and market capitalization to seek to identify companies that are positioned to continue delivering returns to shareholders through dividends and stock buybacks.

The security types eligible for inclusion in the Underlying Index include common stocks and real estate investment trusts (“REITS”). The Underlying Index rebalances and reconstitutes annually and typically consists of up to 50 to 65 securities based on the Chaikin Power Gauge ranking.

The Fund generally will invest in all of the securities that comprise its Underlying Index in proportion to their weightings in the Underlying Index. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of dividend paying U.S. issuers.

The Fund may invest in one or more ETFs advised by the Advisor (“Affiliated ETFs”) that are not components of the index if such an investment will help the Fund track the Underlying Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund generally will invest in all of the securities that comprise its Underlying Index in proportion to their weightings in the Underlying Index. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of dividend paying U.S. issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund.

Authorized Participant Concentration Risk

Only certain large institutions may engage in creation or redemption transactions directly with the Fund (each, an “Authorized Participant”). The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cyber Security Risk

The Fund is susceptible to operational risks through breaches in cyber security. Such events may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity and could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed.

Dividend Paying Security Risk

Securities that pay high dividends can fall out of favor with investors and may underperform the broader market. There is no guarantee that issuers of securities held by the Fund will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Equity Securities Risk

Investments in common stocks and other equity securities are particularly subject to the risk of changes in investors’ perceptions of the financial condition of an issuer, conditions affecting equity markets generally and political and/or economic events. Equity prices may also be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Holders of an issuer’s common stock may be subject to greater risks than holders of its preferred stock and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.

Focused Investment Risk

To the extent that a Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, group of countries, region, industry, group of industries or sector, an adverse economic, market, political or regulatory development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. Different asset classes, countries, groups of countries, regions, industries, groups of industries or sectors tend to go through cycles of outperformance and underperformance in comparison to each other and to the general financial markets.

Index Risk

There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Industry/Sector Concentration Risk

The Fund’s investment of a large percentage of its assets in the securities of issuers within the same industry or sector means that an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A concentration makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not so concentrated. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.

Consumer Goods Sector Risk

Companies in the consumer goods sector may be adversely affected by, among other things, changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends and marketing campaigns. Companies in the consumer goods sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.

Consumer Discretionary Sector Risk

Companies in the consumer discretionary sector may be adversely affected by, among other things, the performance of domestic and international economies, exchange and interest rates, worldwide demand, competition, consumer confidence, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends and marketing campaigns.

Financial Sector Risk

Companies in the financial sector may be adversely affected by, among other things, government regulations, economic conditions, credit rating downgrades, changes in currency exchange rates, volatile interest rates, decreased liquidity in credit markets and competition from new entrants. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are often subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or on the financial sector as a whole cannot be predicted. The financial sector is also a target for cyber attacks and may experience technology malfunctions and disruptions.

These companies are often subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or on the financial sector as a whole cannot be predicted. The financial sector is also a target for cyber attacks and may experience technology malfunctions and disruptions.

Industrials Sector Risk

Companies in the industrials sector may be affected by, among other things, worldwide economic growth, supply and demand for specific products and services, product obsolescence, environmental damages or product liability claims, rapid technological developments and government regulation. Government spending policies may impact the profitability of the industrials sector since industrials companies, especially aerospace and defense companies, often rely on government demand for their products and services.

Investment Style Risk

The Underlying Index seeks to allocate investment exposure based upon a particular style of investing. Different investment styles tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. As a consequence, the Fund may underperform as compared to the market generally or to other funds that invest in similar asset classes but employ different investment styles. Further, there is no guarantee that the Underlying Index will accurately or optimally utilize the investment style or that it will successfully provide the desired investment exposure.

Market Risk

Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

New Fund Risk

As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index or it could ultimately liquidate. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Operational Risk

The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Passive Management Risk

The Fund is not actively managed and instead seeks to track the performance of an index. Passive management has the following risks associated with it:

•

The Fund invests in the securities included in, or representative of, the Underlying Index. The provider of the Underlying Index or the index calculation agent may make errors. The index provider may include index constituents that should have been excluded, or it may exclude index constituents that should have been included. It also may include or exclude constituents at incorrect levels. This may result in the Fund, in turn, being correctly positioned to an index that has been incorrectly calculated. This could lead to losses to the Fund.

•

In seeking to track the Underlying Index’s performance, the Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. This risk may be heightened during times of increased market volatility or other unusual market conditions.

•

The Fund generally will not attempt to take defensive positions in declining markets and generally will not sell a security because its issuer is in financial trouble, unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Secondary Market Trading Risk

Although the Fund’s Shares are listed for trading on one or more securities exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. In general, the trading of Shares on securities exchanges is subject to the risk of irregular trading activity and wide “bid/ask” spreads (which may be especially pronounced for smaller funds). Additionally, market makers are under no obligation to make a market in the Fund’s Shares and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s Shares or Authorized Participants stop submitting purchase or redemption orders for Creation Units, the Fund’s Shares may trade at a larger premium or discount to its NAV. Wide bid-ask spreads and large premiums or discounts to NAV are likely to lead to an investor buying his or her shares at a market price that is more than their value, and selling those shares at a market price that is less than their value.

Small- and/or Mid-Capitalization Companies Risk

Small- and mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies.

Trading Price Risk

Shares of the Fund trade on securities exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s Shares may deviate significantly from NAV during periods of market volatility. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Although it is generally expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s Shares will change in value and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Chaikin U.S. Dividend Achievers ETF | IQ Chaikin U.S. Dividend Achievers ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 115

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	IndexIQ Advisors LLC has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.35% of the average daily net assets of the Fund. The agreement will remain in effect until August 31, 2021 unless terminated by the Board of Trustees.